Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payments [Abstract]
Schedule of RSUs Represent the Right to Receive Ordinary Shares at a Future Time and Vest over a Period
RSUs- Directors, employees
Grant Month
Number of share options granted (ADSs)	3,514,000
Fair value at the grant date (thousands of USD)	9,041,915
Range of share price (USD)	$2.39–$2.71